UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.42%

ASSET-BACKED SECURITIES 2.25%

Automobiles 0.08%

TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	$8,695	$8,495,114
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	2,457	2,447,114
Total					10,942,228

Other 2.17%

ALM XIX Ltd. 2016-19A C†	6.072%(3 Mo. LIBOR + 4.35%)	#	7/15/2028	4,038	4,113,846
ALM XVIII Ltd. 2016-18A C†	6.072%(3 Mo. LIBOR + 4.35%)	#	7/15/2027	4,500	4,532,868
AMMC CLO XII Ltd. 2013-12A DR†	4.511%(3 Mo. LIBOR + 2.47%)	#	11/10/2030	3,859	3,878,637
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.96%(3 Mo. LIBOR + 4.20%)	#	7/28/2028	1,750	1,763,227
Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.722%(3 Mo. LIBOR + 4.00%)	#	1/15/2029	9,600	9,727,764
Apex Credit CLO Ltd. 2015-2A B1†	3.753%(3 Mo. LIBOR + 2.40%)	#	10/19/2026	13,500	13,512,207
Apidos CLO XII 2013-12A AR†	3.118%(3 Mo. LIBOR + 1.08%)	#	4/15/2031	2,600	2,618,363
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,665,655
BlueMountain CLO Ltd. 2016-1A D†	6.545%(3 Mo. LIBOR + 4.80%)	#	4/20/2027	4,200	4,209,278
Cedar Funding VII CLO Ltd. 2018-7A A1†	3.035%(3 Mo. LIBOR + 1.00%)	#	1/20/2031	19,732	19,771,081
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	23,832	23,629,094
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	6,282	6,218,024
Galaxy XXI CLO Ltd. 2015-21A AR†	2.765%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	6,105	6,111,601
Guggenheim 5180-2 CLO LP 2015-1A A2B†	4.494%(3 Mo. LIBOR + 2.55%)	#	11/25/2027	22,500	22,547,554
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.135%(3 Mo. LIBOR + 1.39%)	#	7/25/2027	24,369	24,382,586
Jamestown CLO VII Ltd. 2015-7A BR†	3.395%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	12,548	12,571,103
Mountain View CLO X Ltd. 2015-10A BR†	3.117%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	13,725	13,738,147
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.822%(3 Mo. LIBOR + 0.60%)	#	4/15/2026	28,444	28,444,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-1A A2†	3.272%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	$9,660	$9,660,000
Palmer Square Loan Funding Ltd. 2018-1A B†	3.622%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	5,069	5,062,164
Regatta III Funding Ltd. 2014-1A CR†	5.022%(3 Mo. LIBOR + 3.30%)	#	4/15/2026	4,600	4,607,952
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	12,250	12,285,586
Shackleton CLO Ltd. 2015 7A AR†	3.092%(3 Mo. LIBOR + 1.37%)	#	4/15/2027	8,582	8,583,511
Sound Point CLO II Ltd. 2013-1A A1R†	2.822%(3 Mo. LIBOR + 1.07%)	#	1/26/2031	5,116	5,119,439
Sound Point CLO XI Ltd. 2016-1A D†	6.395%(3 Mo. LIBOR + 4.65%)	#	7/20/2028	13,000	13,218,797
Voya CLO Ltd. 2016-2A C†	5.989%(3 Mo. LIBOR + 4.25%)	#	7/19/2028	5,250	5,294,084
West CLO Ltd. 2014-2A BR†	3.472%(3 Mo. LIBOR + 1.75%)	#	1/16/2027	4,541	4,548,422
Westcott Park CLO Ltd. 2016-1A D†	6.095%(3 Mo. LIBOR + 4.35%)	#	7/20/2028	7,650	7,823,363
Total					281,638,353
Total Asset-Backed Securities (cost $290,607,833)					292,580,581

	Shares (000)
COMMON STOCKS 15.57%

Aerospace/Defense 0.29%

Huntington Ingalls Industries, Inc.	101	25,913,128
Spirit AeroSystems Holdings, Inc. Class A	146	12,252,843
Total		38,165,971

Air Transportation 0.26%

Allegiant Travel Co.	78	13,415,763
Azul SA ADR*	589	20,454,232
Total		33,869,995

Auto Loans 0.16%

Credit Acceptance Corp.*	64	21,257,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Shares (000)		Fair Value
Auto Parts & Equipment 0.09%

Chassix Holdings, Inc.		607	$11,951,435	(a)

Automakers 0.10%

Ferrari NV (Italy)(b)		105	12,634,232

Banking 0.99%

Comerica, Inc.		205	19,704,022
Cullen/Frost Bankers, Inc.		301	31,967,058
Itau Unibanco Holding SA ADR		859	13,401,866
Northern Trust Corp.		124	12,832,157
Sberbank of Russia PJSC ADR		1,393	26,025,081
SVB Financial Group*		105	25,117,047
Total			129,047,231

Beverages 0.72%

Becle SAB de CV*(c)	MXN	3,593	7,293,498
Brown-Forman Corp. Class B		585	31,811,434
Monster Beverage Corp.*		231	13,216,998
Remy Cointreau SA(c)	EUR	147	20,915,983
Treasury Wine Estates Ltd.(c)	AUD	1,518	19,831,715
Total			93,069,628

Brokerage 0.10%

Cboe Global Markets, Inc.		113	12,893,300

Building Materials 0.10%

Sherwin-Williams Co. (The)		32	12,604,697

Chemicals 0.20%

Versum Materials, Inc.		329	12,383,694
Westlake Chemical Corp.		120	13,323,773
Total			25,707,467

Consumer/Commercial/Lease Financing 0.13%

LendingTree, Inc.*		53	17,535,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Shares (000)		Fair Value
Discount Stores 0.19%

Amazon.com, Inc.*		8	$11,976,738
Walmart, Inc.		148	13,197,721
Total			25,174,459

Electric: Integrated 0.21%

Eneva SA*(c)	BRL	33	133,494
IDACORP, Inc.		154	13,583,517
NextEra Energy, Inc.		82	13,363,007
Total			27,080,018

Electronics 0.87%

Littelfuse, Inc.		62	12,848,870
MKS Instruments, Inc.		117	13,500,287
Nintendo Co., Ltd.(c)	JPY	33	14,733,429
ON Semiconductor Corp.*		819	20,032,838
Sensata Technologies Holding plc*		245	12,698,350
TE Connectivity Ltd. (Switzerland)(b)		126	12,553,534
Zebra Technologies Corp. Class A*		192	26,789,342
Total			113,156,650

Energy: Exploration & Production 0.92%

Anadarko Petroleum Corp.		216	13,035,995
Chaparral Energy, Inc.		109	1,930,561
Chaparral Energy, Inc. Class A*		537	9,533,170
Concho Resources, Inc.*		176	26,481,982
Continental Resources, Inc.*		473	27,901,978
Diamondback Energy, Inc.*		202	25,562,607
Dommo Energia SA ADR		3	122,145
Energen Corp.*		226	14,199,948
Peabody Energy Corp.		4	70,184
Templar Energy LLC Class A Units		417	521,028
Total			119,359,598

Food: Wholesale 0.14%

Lamb Weston Holdings, Inc.		93	5,406,775
McCormick & Co., Inc.		121	12,912,767
Total			18,319,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Shares (000)		Fair Value
Forestry/Paper 0.26%

PotlatchDeltic Corp.		373	$19,420,480
West Fraser Timber Co., Ltd.(c)	CAD	225	14,924,321
Total			34,344,801

Gaming 0.26%

Aristocrat Leisure Ltd.(c)	AUD	717	13,389,656
Wynn Resorts Ltd.		111	20,180,687
Total			33,570,343

Gas Distribution 0.01%

Dommo Energia SA*(c)	BRL	3,526	1,388,545

Health Services 0.10%

Illumina, Inc.*		54	12,742,565

Hotels 0.10%

Hilton Grand Vacations, Inc.*		298	12,802,408

Investments & Miscellaneous Financial Services 0.70%

BlackRock, Inc.		24	12,816,553
CME Group, Inc.		78	12,615,720
Everest Re Group Ltd.		53	13,611,460
Grupo Financiero Banorte SAB de CV(c)	MXN	2,064	12,619,331
MarketAxess Holdings, Inc.		58	12,709,368
SEI Investments Co.		174	13,055,465
T. Rowe Price Group, Inc.		121	13,092,118
Total			90,520,015

Life Insurance 0.30%

Discovery Ltd.(c)	ZAR	1,372	19,793,862
Sun Life Financial, Inc.(c)	CAD	451	18,538,849
Total			38,332,711

Machinery 0.12%

Komatsu Ltd.(c)	JPY	484	16,201,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Shares (000)		Fair Value
Media: Content 0.28%

ION Media Networks, Inc.		4	$2,080,250	(d)
Netflix, Inc.*		117	34,535,866
Total			36,616,116

Medical Products 0.69%

ABIOMED, Inc.*		44	12,926,940
Align Technology, Inc.*		74	18,634,599
IDEXX Laboratories, Inc.*		137	26,138,515
Intuitive Surgical, Inc.*		44	18,346,991
Penumbra, Inc.*		114	13,192,080
Total			89,239,125

Metals/Mining (Excluding Steel) 0.50%

Anglo American plc(c)	GBP	550	12,807,404
Freeport-McMoRan, Inc.*		776	13,625,641
Newmont Mining Corp.		327	12,789,877
Sumitomo Metal Mining Co. Ltd.(c)	JPY	608	25,166,879
Total			64,389,801

Oil Field Equipment & Services 0.11%

Lukoil PJSC ADR		202	13,948,586

Personal & Household Products 0.11%

Estee Lauder Cos., Inc. (The) Class A		91	13,692,792

Pharmaceuticals 1.21%

Agios Pharmaceuticals, Inc.*		184	15,047,520
Bluebird Bio, Inc.*		172	29,438,666
Blueprint Medicines Corp.*		414	37,953,713
Canopy Growth Corp.*(c)	CAD	862	22,531,547
Loxo Oncology, Inc.*		277	31,984,833
Zoetis, Inc.		239	19,955,299
Total			156,911,578

Printing & Publishing 0.15%

S&P Global, Inc.		102	19,564,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Shares (000)		Fair Value
Real Estate Development & Management 0.25%

CoStar Group, Inc.*		89	$32,276,344

Restaurants 0.21%

Shake Shack, Inc. Class A*		327	13,612,677
Yum China Holdings, Inc. (China)(b)		321	13,335,693
Total			26,948,370

Software/Services 2.25%

2U, Inc.*		219	18,396,520
Alphabet, Inc. Class A*		13	13,355,252
Arista Networks, Inc.*		47	12,034,076
Black Knight, Inc.*		130	6,108,352
Blackbaud, Inc.		180	18,359,703
BlackBerry Ltd. (Canada)*(b)		1,065	12,251,433
Cognizant Technology Solutions Corp. Class A		158	12,750,475
FleetCor Technologies, Inc.*		98	19,816,245
Intuit, Inc.		74	12,775,895
Mastercard, Inc. Class A		77	13,478,912
MSCI, Inc.		142	21,283,930
PayPal Holdings, Inc.*		173	13,138,635
ServiceNow, Inc.*		82	13,512,798
Snap, Inc. Class A*		1,205	19,129,444
Splunk, Inc.*		136	13,340,700
SS&C Technologies Holdings, Inc.		247	13,260,988
Twitter, Inc.*		448	13,004,284
Veeva Systems, Inc. Class A*		273	19,923,653
VMware, Inc. Class A*		104	12,651,008
Worldpay, Inc. Class A*		160	13,137,840
Total			291,710,143

Specialty Retail 1.09%

adidas AG(c)	EUR	54	13,125,403
Canada Goose Holdings, Inc. (Canada)*(b)		410	13,712,928
Columbia Sportswear Co.		338	25,851,607
FirstCash, Inc.		160	12,994,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Shares (000)		Fair Value
Specialty Retail (continued)

Five Below, Inc.*		182	$13,355,141
Moncler SpA(c)	EUR	712	27,101,429
Ollie’s Bargain Outlet Holdings, Inc.*		259	15,611,670
Skechers U.S.A., Inc. Class A*		327	12,698,868
Under Armour, Inc.*		472	6,767,072
Total			141,218,512

Steel Producers/Products 0.14%

Nucor Corp.		303	18,498,724

Support: Services 0.56%

Booking Holdings, Inc.*		6	13,166,788
Bright Horizons Family Solutions, Inc.*		200	19,954,869
Cintas Corp.		76	13,035,212
Total System Services, Inc.		155	13,354,256
Verisk Analytics, Inc.*		128	13,270,400
Total			72,781,525

Telecommunications: Wireline Integrated & Services 0.10%

GDS Holdings Ltd. ADR*		463	12,719,424

Theaters & Entertainment 0.10%

Activision Blizzard, Inc.		197	13,295,287

Transportation: Infrastructure/Services 0.10%

Landstar System, Inc.		120	13,168,965

Trucking & Delivery 0.40%

Knight-Swift Transportation Holdings, Inc.		286	13,177,264
Old Dominion Freight Line, Inc.		267	39,233,641
Total			52,410,905
Total Common Stocks (cost $1,877,141,971)			2,021,121,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.30%

Automakers 0.10%

Tesla, Inc.	1.25%	3/1/2021	$13,405	$13,344,999

Electronics 0.10%

Teradyne, Inc.	1.25%	12/15/2023	8,442	12,892,673

Software/Services 0.10%

RealPage, Inc.†	1.50%	11/15/2022	9,696	13,228,980
Total Convertible Bonds (cost $39,255,333)				39,466,652

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.10%

Personal & Household Products

Stanley Black & Decker, Inc. (cost $12,293,304)	5.375%		113	13,046,439

	Interest Rate			Principal Amount (000)
FLOATING RATE LOANS(e) 4.99%

Advertising 0.18%

Men’s Wearhouse, Inc. Tranche Term Loan B2	5.395%(3 Mo. LIBOR + 3.50%)	#	4/9/2025	$4,936	4,945,255	(f)
Southern Graphics, Inc. 1st Lien Initial Term Loan	5.311%(1 Mo. LIBOR + 3.50%)		12/31/2022	18,324	18,492,168
Total					23,437,423

Aerospace/Defense 0.10%

Doncasters U.S. Finance LLC Term Loan B	5.377%(3 Mo. LIBOR + 3.50%)		4/9/2020	13,091	12,984,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.30%

Forterra Finance, LLC Replacement Term Loan	4.878%(1 Mo. LIBOR + 3.00%)		10/25/2023	$27,428	$25,413,403
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	6.302%(3 Mo. LIBOR + 4.00%)		12/20/2023	13,302	13,343,597
Total					38,757,000

Consumer Non-Durables 0.03%

EG Group Limited Facility Term Loan B (United Kingdom)(b)	6.337%(3 Mo. LIBOR + 4.00%)	#	2/7/2025	4,488	4,483,512

Department Stores 0.26%

J.C. Penney Corp., Inc. 2016 Term Loan	6.234%(3 Mo. LIBOR + 4.25%)		6/23/2023	13,525	13,275,893
Neiman Marcus Group Ltd LLC Other Term Loan	4.941%(1 Mo. LIBOR + 3.25%)		10/25/2020	24,124	20,910,806
Total					34,186,699

Diversified Capital Goods 0.20%

GrafTech International Ltd. Initial Term Loan	5.24%(1 Mo. LIBOR + 3.50%)		2/12/2025	25,546	25,593,899	(f)

Electric: Generation 0.48%

Lightstone Holdco LLC Refinancing Term Loan B	5.627%(1 Mo. LIBOR + 3.75%)		1/30/2024	23,164	23,318,769
Lightstone Holdco LLC Refinancing Term Loan C	5.627%(1 Mo. LIBOR + 3.75%)		1/30/2024	1,469	1,479,153
Moxie Patriot LLC Advanced Construction Term Loan B1	8.052%(3 Mo. LIBOR + 5.75%)		12/19/2020	1,605	1,587,819
Moxie Patriot LLC Advances Construction Term Loan B2	8.052%(1 Mo. LIBOR + 5.75%)		12/19/2020	11,323	11,198,999
Sandy Creek Energy Associates, L.P. Term Loan	6.302%(3 Mo. LIBOR + 4.00%)		11/9/2020	15,595	13,123,054
Viva Alamo LLC Initial Term Loan	6.01%(3 Mo. LIBOR + 4.25%)		2/22/2021	11,413	11,352,558
Total					62,060,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.09%

EXC Holdings III Corp. 1st Lien Initial Term Loan	5.161%(6 Mo. LIBOR + 3.50%)		12/2/2024	$11,895	$12,024,012

Energy: Exploration & Production 0.05%

California Resources Corp. Initial Term Loan	6.572%(1 Mo. LIBOR + 4.75%)		12/31/2022	6,119	6,224,186

Gaming 0.28%

Cowlitz Tribal Gaming Authority Term Loan B	12.377%(1 Mo. LIBOR + 10.50%)		12/6/2021	20,686	22,754,160	(f)
Stars Group, Inc. The 1st Lien Initial Term Loan B3 (Netherlands)(b)	5.193%(3 Mo. LIBOR + 3.50%)		8/1/2021	12,929	13,003,761
Total					35,757,921

Health Services 0.08%

Genoa, a QoL Healthcare Company, LLC 1st Lien Amendment No. 1 Term Loan	5.127%(1 Mo. LIBOR + 3.25%)		10/30/2023	10,657	10,738,781

Hotels 0.06%

Wyndham Hotels & Resorts, Inc. Term Loan B	—	(g)	3/28/2025	8,138	8,168,517	(f)

Information Technology 0.34%

SS&C Technologies Holdings, Inc. Term Loan B3	4.401%(3 Mo. LIBOR + 2.50%)		4/16/2025	31,951	32,142,282
SS&C Technologies Holdings, Inc. Term Loan B4	4.401%(3 Mo. LIBOR + 2.50%)		4/16/2025	11,398	11,466,379
Total					43,608,661

Investments & Miscellaneous Financial Services 0.04%

VFH Parent LLC Term Loan B1	4.945%(3 Mo. LIBOR + 3.25%)		12/30/2021	5,765	5,837,283

Media: Diversified 0.20%

Getty Images, Inc. Initial Term Loan	5.802%(1 Wk. LIBOR + 3.50%)		10/18/2019	13,357	12,827,630
UFC Holdings, LLC 2nd Lien Term Loan	9.377%(1 Mo. LIBOR + 7.50%)		8/18/2024	13,069	13,349,983
Total					26,177,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Personal & Household Products 0.15%
Britax US Holdings, Inc. Initial Dollar Term Loan	5.802%(3 Mo. LIBOR + 3.50%)		10/15/2020		$20,824	$18,464,122
FGI Operating Company, LLC DIP Term Loan	9.045%(3 Mo. LIBOR + 6.75%)		6/28/2018		495	495,000	(f)
Total						18,959,122

Real Estate Development & Management 0.09%

Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	7.88%(1 Mo. LIBOR + 6.00%)		3/24/2025		11,339	11,487,640

Recreation & Travel 0.32%

Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.127%(1 Mo. LIBOR + 3.25%)		7/31/2024		20,361	20,500,952
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	6.13%(3 Mo. LIBOR + 4.25%)		6/28/2024		6,959	7,045,929	(f)
Silk Bidco AS Facility Term Loan B(c)	4.00%		2/24/2025	EUR	10,916	13,458,653
Total						41,005,534

Restaurants 0.10%

IRB Holding Corp Term Loan B	4.936%(1 Mo. LIBOR + 3.25%)		2/5/2025		$13,333	13,491,329

Software/Services 0.20%

Marketo, Inc. Term Loan	5.044%(3 Mo. LIBOR + 3.25%)		2/7/2025		13,044	13,033,826
Misys Ltd 2nd Lien Dollar Term Loan	9.234%(3 Mo. LIBOR + 7.25%)		6/13/2025		12,628	12,540,172
Total						25,573,998

Specialty Retail 0.76%

Bass Pro Group, LLC Initial Term Loan	6.877%(1 Mo. LIBOR + 5.00%)		9/25/2024		18,595	18,443,479
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.191%(1 Mo. LIBOR + 3.50%)		2/3/2024		19,158	19,165,407
Boardriders, Inc. Term Loan B	8.398%(1 Mo. LIBOR + 6.50%)		3/21/2024		15,682	15,525,180	(f)
Container Store, Inc. Term Loan B1	9.312%(3 Mo. LIBOR + 7.00%)		8/18/2021		8,888	8,899,087	(f)
EG Group Limited Term Loan B	—	(g)	2/7/2025		6,744	6,737,256
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.072%(1 Mo. LIBOR + 3.25%)		3/20/2025		13,411	13,436,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)

PetSmart, Inc. Tranche B2 Term Loan	4.68%(1 Mo. LIBOR + 3.00%)	3/11/2022		$19,887	$16,011,352
Total					98,218,178

Steel Producers/Products 0.10%

Phoenix Services International, LLC Term Loan B	5.414%(1 Mo. LIBOR + 3.75%)	3/1/2025		13,299	13,448,614

Support: Services 0.27%

AVSC Holdings Corp. 1st Lien Intial Term Loan	4.914%-5.256%(3 Mo. LIBOR + 3.25%)	3/3/2025		12,912	12,966,489
Pike Corporation Initial Term Loan	5.41%(3 Mo. LIBOR + 3.50%)	3/23/2025		9,890	9,995,081
York Risk Services Holding Corp. Term Loan	5.627%(1 Mo. LIBOR + 3.75%)	10/1/2021		12,941	12,705,316
Total					35,666,886

Telecommunications: Satellite 0.09%

Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(b)	6.625%	1/2/2024		10,905	11,064,049

Transportation: Infrastructure/Services 0.22%

Uber Technologies, Inc. Term Loan	5.877%(1Mo. LIBOR + 4.00%)	7/13/2023		28,378	28,522,772
Total Floating Rate Loans (cost $643,594,845)					647,478,300

FOREIGN BONDS(c) 0.37%

Dominican Republic 0.09%

Dominican Republic†	8.90%	2/15/2023	DOP	531,250	11,057,700

France 0.07%

CMA CGM SA†	6.50%	7/15/2022	EUR	7,726	9,637,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Netherlands 0.21%

Hema Bondco I BV†	6.25%(3 Mo. Euribor + 6.25%)	#	7/15/2022	EUR	22,390	$27,502,934
Total Foreign Bonds (cost $45,721,582)						48,198,306

FOREIGN GOVERNMENT OBLIGATIONS 3.65%

Angola 0.14%

Republic of Angola†(b)	9.50%		11/12/2025		$16,219	18,385,858

Argentina 0.77%

City of Buenos Aires†(b)	7.50%		6/1/2027		10,725	11,216,205
City of Buenos Aires†(b)	8.95%		2/19/2021		10,275	11,080,149
Province of Santa Fe†(b)	6.90%		11/1/2027		18,098	18,030,133
Provincia de Mendoza†(b)	8.375%		5/19/2024		20,675	22,070,562
Republic of Argentina(b)	5.875%		1/11/2028		26,972	25,417,738
Republic of Argentina(c)	7.82%		12/31/2033	EUR	8,986	12,509,296
Total						100,324,083

Australia 0.32%

Australian Government(c)	4.25%		4/21/2026	AUD	26,802	23,127,653
Queensland Treasury Corp.†(c)	4.00%		6/21/2019	AUD	22,400	17,614,947
Total						40,742,600

Bahamas 0.29%

Commonwealth of Bahamas†(b)	5.75%		1/16/2024		$11,825	12,238,875
Commonwealth of Bahamas†(b)	6.00%		11/21/2028		24,125	25,150,313
Total						37,389,188

Bermuda 0.18%

Government of Bermuda†	4.138%		1/3/2023		11,720	12,164,891
Government of Bermuda†	4.854%		2/6/2024		10,997	11,624,379
Total						23,789,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Canada 0.27%

Province of British Columbia Canada(c)	2.85%	6/18/2025	CAD	44,800	$35,394,904

Ecuador 0.19%

Republic of Ecuador†(b)	7.875%	1/23/2028		$25,832	24,965,336

Ghana 0.14%

Republic of Ghana†(b)	7.875%	8/7/2023		15,918	17,429,573

Greece 0.14%

Hellenic Republic†(c)	4.375%	8/1/2022	EUR	14,317	18,420,623

Honduras 0.12%

Honduras Government†(b)	6.25%	1/19/2027		$14,812	15,729,900

Jamaica 0.28%

Government of Jamaica(b)	6.75%	4/28/2028		22,327	24,866,696
Government of Jamaica(b)	8.00%	3/15/2039		9,890	11,855,638
Total					36,722,334

Nigeria 0.09%

Republic of Nigeria†(b)	6.50%	11/28/2027		11,743	11,924,194

Paraguay 0.07%

Republic of Paraguay†(b)	5.60%	3/13/2048		8,985	9,164,700

Senegal 0.22%

Republic of Senegal†(b)	6.25%	5/23/2033		16,082	15,889,016
Republic of Senegal†(b)	6.75%	3/13/2048		13,219	12,983,702
Total					28,872,718

Sri Lanka 0.25%

Republic of Sri Lanka†(b)	6.20%	5/11/2027		32,857	32,402,292

United Arab Emirates 0.10%

Abu Dhabi Government International†(b)	3.125%	5/3/2026		12,745	12,304,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uruguay 0.08%

Republic of Uruguay†(c)	8.50%	3/15/2028	UYU	304,243	$9,928,864
Total Foreign Government Obligations (cost $465,118,471)					473,891,097

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.22%

Federal National Mortgage Assoc.(h) (cost $162,615,569)	3.50%	TBA		$157,700	157,936,050

HIGH YIELD CORPORATE BONDS 65.74%

Advertising 0.15%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,292,505
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,135,520
Total					19,428,025

Aerospace/Defense 0.82%

Bombardier, Inc. (Canada)†(b)	7.50%	12/1/2024		23,093	23,958,987
Bombardier, Inc. (Canada)†(b)	8.75%	12/1/2021		10,395	11,447,494
Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025		52,847	54,498,469
Huntington Ingalls Industries, Inc.†	3.483%	12/1/2027		17,869	17,198,019
Total					107,102,969

Air Transportation 0.52%

Air Canada (Canada)†(b)	7.75%	4/15/2021		10,183	11,175,842
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(b)	4.125%	11/15/2026		9,450	9,554,526
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022		5,143	5,276,058
Azul Investments LLP†	5.875%	10/26/2024		32,708	32,299,150
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.80%	3/20/2033		8,953	9,042,530
Total					67,348,106

Auto Parts & Equipment 0.58%

Allison Transmission, Inc.†	5.00%	10/1/2024		11,116	11,046,525
American Axle & Manufacturing, Inc.	6.25%	4/1/2025		23,644	23,673,555
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		18,715	18,785,181
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		7,200	7,317,720
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		8,600	8,180,750
TI Group Automotive Systems LLC (United Kingdom)†(b)	8.75%	7/15/2023		5,602	5,910,110
Total					74,913,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automakers 0.61%

BMW US Capital LLC†	2.80%		4/11/2026		$12,685	$12,095,118
General Motors Co.	8.375%		7/15/2049		15,000	1,500	(d)
Tesla, Inc.†	5.30%		8/15/2025		75,942	66,544,177
Total						78,640,795

Banking 7.63%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025		28,876	29,638,038
Akbank Turk AS (Turkey)†(b)	6.797%	#(i)	4/27/2028		22,272	22,098,657
Ally Financial, Inc.	8.00%		11/1/2031		15,415	18,883,375
American Express Co.	3.40%		2/27/2023		17,804	17,783,844
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%		7/28/2021		13,090	12,622,911
Associated Banc-Corp.	4.25%		1/15/2025		8,885	9,022,927
Astoria Financial Corp.	3.50%		6/8/2020		13,364	13,313,532
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17%)	#	—	(j)	11,885	12,657,525
Banco de Bogota SA (Colombia)†(b)	6.25%		5/12/2026		11,900	12,536,769
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%(5 Yr Treasury Note CMT + 7.16%)	#	7/19/2026		9,525	10,341,293
Banco do Brasil SA†	6.25%(10 Yr Treasury Note CMT + 4.40%)	#	—	(j)	20,508	18,739,185
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury Note CMT + 5.35%)	#	—	(j)	10,877	11,624,794
Banco Safra SA†	4.125%		2/8/2023		26,922	26,348,561
Banistmo SA (Panama)†(b)	3.65%		9/19/2022		13,979	13,437,314
Bank of America Corp.	4.45%		3/3/2026		22,213	22,715,943
Bank of Montreal (Canada)(b)	3.803%(5 Yr Swap rate + 1.43%)	#	12/15/2032		18,131	17,199,429
BankUnited, Inc.	4.875%		11/17/2025		25,390	26,156,869
BNP Paribas SA (France)†(b)	6.75%(5 Yr Swap rate + 4.92%)	#	—	(j)	14,099	14,821,574
CIT Group, Inc.	5.25%		3/7/2025		6,722	6,898,923
CIT Group, Inc.	6.125%		3/9/2028		5,600	5,824,000
Citigroup, Inc.	4.45%		9/29/2027		13,296	13,459,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Citizens Bank NA/RI	3.70%		3/29/2023		$17,739	$17,824,644
Citizens Financial Group, Inc.	4.35%		8/1/2025		7,971	8,056,583
Comerica, Inc.	3.80%		7/22/2026		11,098	10,920,703
Commonwealth Bank of Australia (Australia)†(b)	4.316%		1/10/2048		12,564	12,349,051
Commonwealth Bank of Australia (Australia)†(b)	4.50%		12/9/2025		7,979	8,074,438
Compass Bank	3.875%		4/10/2025		26,897	26,342,232
Credit Suisse Group AG (Switzerland)†(b)	7.50%(5 Yr Swap rate + 4.60%)	#	—	(j)	8,994	9,759,398
Fifth Third Bancorp	8.25%		3/1/2038		15,095	21,697,754
Goldman Sachs Group, Inc. (The)	2.862%(3 Mo. LIBOR + 1.11%)	#	4/26/2022		6,189	6,245,191
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	13,173,336
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		18,995	23,806,238
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%)	#	4/15/2027		24,799	25,752,214
Huntington Bancshares, Inc.†	5.70%	#(i)	—	(j)	13,523	13,615,971
Intesa Sanpaolo SpA (Italy)†(b)	4.375%		1/12/2048		8,964	8,350,413
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026		36,601	36,768,661
Intesa Sanpaolo SpA (Italy)†(b)	7.70%(5 Yr Swap rate + 5.46%)	#	—	(j)	17,148	18,048,270
Itau Unibanco Holding SA†	6.125%(BADLAR + 3.98%)	#	—	(j)	19,189	18,829,206
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)	#	5/1/2028		11,994	11,725,555
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	17,533,716
JPMorgan Chase & Co.	6.75%(3 Mo. LIBOR + 3.78%)	#	—	(j)	15,952	17,423,572
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020		4,292	4,580,785
Lloyds Banking Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 4.76%)	#	—	(j)	14,598	15,857,078
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70%)	#	—	(j)	17,086	16,722,922
Manufacturers & Traders Trust Co.	3.40%		8/17/2027		5,054	4,915,768
Morgan Stanley	3.125%		7/27/2026		18,976	17,965,722
Morgan Stanley	3.625%		1/20/2027		24,804	24,289,775
Morgan Stanley	4.00%		7/23/2025		8,326	8,402,418
National Savings Bank (Sri Lanka)†(b)	5.15%		9/10/2019		9,585	9,600,336
People’s United Bank NA	4.00%		7/15/2024		9,400	9,488,577
Popular, Inc.	7.00%		7/1/2019		18,940	19,413,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%		5/28/2024		$5,151	$5,244,577
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%		12/19/2023		20,576	21,937,583
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%		6/10/2023		24,392	25,915,245
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022		4,464	4,740,660
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 5.80%)	#	—	(j)	22,522	23,479,185
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%(5 Yr Swap rate + 7.60%)	#	—	(j)	14,174	15,431,943
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(b)	5.875%		6/24/2020		6,673	7,030,393
Standard Chartered plc (United Kingdom)†(b)	7.50%(5 Yr Swap rate + 6.30%)	#	—	(j)	12,700	13,462,000
SVB Financial Group	3.50%		1/29/2025		8,859	8,664,673
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap rate + 2.205%)	#	9/15/2031		6,667	6,393,738
Turkiye Garanti Bankasi AS (Turkey)†(b)	5.25%		9/13/2022		12,025	11,961,917
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023		19,169	18,704,497
UBS AG	7.625%		8/17/2022		4,894	5,505,750
UBS Group AG (Switzerland)(b)	7.00%(5 Yr Swap rate + 4.87%)	#	—	(j)	8,600	9,271,875
UniCredit SpA (Italy)(b)	6.375%(5 Yr Swap rate + 5.51%)	#	5/2/2023		9,651	9,681,410
Washington Mutual Bank(k)	6.875%		6/15/2011		22,500	2,250	(d)
Zenith Bank plc (Nigeria)†(b)	7.375%		5/30/2022		8,900	9,203,401
Total						990,290,439

Beverages 0.75%

Anheuser-Busch InBev Worldwide, Inc.(l)	4.60%		4/15/2048		15,400	15,940,195
Bacardi Ltd.†	2.75%		7/15/2026		20,151	17,969,982
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025		15,764	15,587,692
Brown-Forman Corp.	3.50%		4/15/2025		8,956	9,000,263
Brown-Forman Corp.	4.50%		7/15/2045		18,174	19,767,514
PepsiCo, Inc.	3.60%		3/1/2024		14,292	14,622,597
PepsiCo, Inc.	4.25%		10/22/2044		4,605	4,760,513
Total						97,648,756

Brokerage 0.19%

E*TRADE Financial Corp.	3.80%		8/24/2027		11,595	11,272,659
Freedom Mortgage Corp.†	8.125%		11/15/2024		12,953	13,309,207
Total						24,581,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.34%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	$10,711	$10,496,780
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	9,653	9,725,398
Beazer Homes USA, Inc.	6.75%	3/15/2025	8,427	8,384,865
Boral Finance Pty Ltd. (Australia)†(b)	3.75%	5/1/2028	13,397	12,950,269
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%	7/1/2022	9,237	9,525,656
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	7,659,965
Lennar Corp.	4.75%	11/15/2022	15,303	15,456,030
Lennar Corp.	4.75%	5/30/2025	4,408	4,358,410
PulteGroup, Inc.	5.00%	1/15/2027	20,770	20,270,481
PulteGroup, Inc.	6.375%	5/15/2033	25,646	26,928,300
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	1,016	1,032,510
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,055,313
William Lyon Homes, Inc.	5.875%	1/31/2025	14,899	14,507,901
William Lyon Homes, Inc.	7.00%	8/15/2022	19,481	20,016,727
Total				173,368,605

Building Materials 1.00%

Builders FirstSource, Inc.†	5.625%	9/1/2024	6,979	7,040,066
FBM Finance, Inc.†	8.25%	8/15/2021	8,892	9,336,600
Hillman Group, Inc. (The)†	6.375%	7/15/2022	12,708	12,326,760
Lennox International, Inc.	3.00%	11/15/2023	9,778	9,535,783
Masonite International Corp.†	5.625%	3/15/2023	9,897	10,231,024
Owens Corning	4.30%	7/15/2047	17,709	16,213,478
Owens Corning	4.40%	1/30/2048	22,341	20,676,369
Standard Industries, Inc.†	5.00%	2/15/2027	11,669	11,356,154
Standard Industries, Inc.†	5.375%	11/15/2024	10,902	11,092,785
Standard Industries, Inc.†	6.00%	10/15/2025	16,055	16,536,650
U.S. Concrete, Inc.	6.375%	6/1/2024	5,376	5,604,480
Total				129,950,149

Cable & Satellite Television 1.28%

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	6,326	6,349,722
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	32,573	31,006,239
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	26,111	26,045,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		4/1/2024		$15,739	$16,053,780
CSC Holdings LLC†	10.875%		10/15/2025		33,804	39,803,872
DISH DBS Corp.	7.75%		7/1/2026		20,981	19,827,045
UPCB Finance IV Ltd.†	5.375%		1/15/2025		16,988	16,478,360
Ziggo Secured Finance BV (Netherlands)†(b)	5.50%		1/15/2027		10,728	10,108,029
Total						165,673,031

Chemicals 1.32%

CF Industries, Inc.†	4.50%		12/1/2026		16,504	16,766,435
Chemours Co. (The)	5.375%		5/15/2027		6,128	6,158,640
Chemours Co. (The)	7.00%		5/15/2025		15,344	16,648,240
GCP Applied Technologies, Inc.†	9.50%		2/1/2023		3,779	4,174,472
Halcyon Agri Corp. Ltd. (Singapore)(b)	4.50%(2 Yr Treasury Note CMT + 8.31%)	#	—	(j)	5,522	5,409,705
Koppers, Inc.†	6.00%		2/15/2025		9,885	10,124,217
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%		4/15/2023		9,050	10,090,750
Olin Corp.	5.125%		9/15/2027		18,230	18,024,912
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%		4/24/2023		32,860	32,278,115
TPC Group, Inc.†	8.75%		12/15/2020		12,040	12,156,788
Tronox Finance LLC†	7.50%		3/15/2022		16,412	17,037,582
Westlake Chemical Corp.	3.60%		8/15/2026		10,828	10,468,679
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%		1/19/2023		12,729	12,551,014
Total						171,889,549

Consumer/Commercial/Lease Financing 0.95%

Hunt Cos, Inc.†	6.25%		2/15/2026		12,198	11,806,079
Navient Corp.	5.00%		10/26/2020		8,744	8,820,510
Navient Corp.	6.125%		3/25/2024		32,497	32,537,621
Navient Corp.	6.75%		6/25/2025		34,833	35,399,036
Quicken Loans, Inc.†	5.25%		1/15/2028		37,274	34,944,375
Total						123,507,621

Department Stores 0.23%

Kohl’s Corp.	5.55%		7/17/2045		23,527	22,852,678
Nordstrom, Inc.	5.00%		1/15/2044		7,058	6,644,190
Total						29,496,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Discount Stores 0.78%

Amazon.com, Inc.†	4.25%	8/22/2057	$20,632	$20,632,595
Amazon.com, Inc.	4.80%	12/5/2034	43,691	48,477,437
Amazon.com, Inc.	5.20%	12/3/2025	28,327	31,601,170
Total				100,711,202

Diversified Capital Goods 0.90%

BCD Acquisition, Inc.†	9.625%	9/15/2023	11,393	12,361,405
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	25,181	24,572,913
Griffon Corp.	5.25%	3/1/2022	11,628	11,718,698
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	12,036	11,844,809
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,802,703
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,432,777
Valmont Industries, Inc.	5.00%	10/1/2044	12,653	12,633,351
Valmont Industries, Inc.	5.25%	10/1/2054	19,145	19,175,982
Total				116,542,638

Electric: Distribution/Transportation 0.07%

Oklahoma Gas & Electric Co.	4.15%	4/1/2047	8,896	9,247,020

Electric: Generation 1.24%

Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(b)	5.95%	12/15/2039	13,014	13,439,402
Calpine Corp.	5.75%	1/15/2025	36,719	33,689,683
Dynegy, Inc.	7.625%	11/1/2024	5,693	6,169,789
Dynegy, Inc.†	8.125%	1/30/2026	14,990	16,601,425
Infraestructura Energetica Nova SAB de CV (Mexico)†(b)	4.875%	1/14/2048	13,430	12,557,050
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	21,705	20,957,067
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	16,027	17,670,090
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(b)	6.875%	2/1/2025	13,189	13,057,110
Talen Energy Supply LLC	4.60%	12/15/2021	13,424	11,678,880
TerraForm Power Operating LLC†	5.00%	1/31/2028	15,638	14,895,195
Total				160,715,691

Electric: Integrated 2.28%

Aegea Finance Sarl (Brazil)†(b)	5.75%	10/10/2024	11,556	11,498,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Arizona Public Service Co.	2.95%		9/15/2027	$13,385	$12,759,917
Duke Energy Florida LLC	2.10%		12/15/2019	10,290	10,237,804
Edison International	4.125%		3/15/2028	18,271	18,411,838
El Paso Electric Co.	5.00%		12/1/2044	16,498	17,503,806
Emera, Inc. (Canada)(b)	6.75%(3 Mo. LIBOR + 5.44%)	#	6/15/2076	9,025	9,792,125
Entergy Arkansas, Inc.	4.95%		12/15/2044	16,883	17,310,480
Entergy Louisiana LLC	4.00%		3/15/2033	10,745	10,964,793
Entergy Mississippi, Inc.	2.85%		6/1/2028	13,321	12,443,249
Eskom Holdings SOC Ltd. (South Africa)†(b)	5.75%		1/26/2021	7,610	7,557,126
Eskom Holdings SOC Ltd. (South Africa)†(b)	6.75%		8/6/2023	18,696	18,963,072
Indianapolis Power & Light Co.†	4.05%		5/1/2046	20,428	20,055,157
Louisville Gas & Electric Co.	4.375%		10/1/2045	15,039	15,860,792
Monongahela Power Co.†	3.55%		5/15/2027	8,903	8,854,355
NRG Energy, Inc.†	5.75%		1/15/2028	32,817	32,160,660
Ohio Power Co.	4.15%		4/1/2048	26,865	27,397,517
Puget Sound Energy, Inc.	7.02%		12/1/2027	2,920	3,640,538
Rochester Gas & Electric Corp.†	3.10%		6/1/2027	10,604	10,194,933
Sierra Pacific Power Co.	2.60%		5/1/2026	9,730	9,075,438
Southern California Edison Co.	3.90%		3/15/2043	8,688	8,592,647
Southern California Edison Co.	4.00%		4/1/2047	13,066	13,035,611
Total					296,310,078

Electronics 1.20%

Applied Materials, Inc.	4.35%		4/1/2047	21,973	23,384,310
Corning, Inc.	4.375%		11/15/2057	22,337	20,620,840
Nokia OYJ (Finland)(b)	4.375%		6/12/2027	8,911	8,387,479
NVIDIA Corp.	3.20%		9/16/2026	29,939	28,891,699
Qorvo, Inc.	7.00%		12/1/2025	30,558	33,333,583
Trimble, Inc.	4.75%		12/1/2024	27,261	28,421,134
Xilinx, Inc.	2.95%		6/1/2024	12,846	12,331,104
Total					155,370,149

Energy: Exploration & Production 4.45%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%		12/15/2024	15,686	16,411,478
Anadarko Petroleum Corp.	6.60%		3/15/2046	26,585	33,491,085
Bill Barrett Corp.	7.00%		10/15/2022	9,822	9,920,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Bill Barrett Corp.	8.75%	6/15/2025	$6,033	$6,545,805
California Resources Corp.†	8.00%	12/15/2022	23,868	18,825,885
Canadian Natural Resources Ltd. (Canada)(b)	3.85%	6/1/2027	22,221	21,756,421
Centennial Resource Production LLC†	5.375%	1/15/2026	12,032	11,836,480
CNX Resources Corp.	8.00%	4/1/2023	9,831	10,427,004
CNX Resources Corp.	5.875%	4/15/2022	9,743	9,828,251
Concho Resources, Inc.	3.75%	10/1/2027	25,830	25,288,724
Continental Resources, Inc.	3.80%	6/1/2024	34,568	33,401,330
Continental Resources, Inc.†	4.375%	1/15/2028	10,436	10,188,145
Continental Resources, Inc.	4.50%	4/15/2023	34,157	34,626,659
Eclipse Resources Corp.	8.875%	7/15/2023	15,559	14,761,601
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	8,940	8,917,650
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	11,547	11,662,470
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	10,516	7,072,010
Gulfport Energy Corp.	6.00%	10/15/2024	2,973	2,835,499
Gulfport Energy Corp.	6.375%	5/15/2025	3,769	3,641,796
Gulfport Energy Corp.	6.375%	1/15/2026	6,698	6,379,845
Halcon Resources Corp.	6.75%	2/15/2025	10,716	10,582,050
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	18,583	18,397,170
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,754	8,710,230
Indigo Natural Resources LLC†	6.875%	2/15/2026	13,010	12,326,975
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	18,840	17,050,200
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,250	11,503,125
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	11,902	11,589,573
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	22,860	18,973,800
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,455,945
Newfield Exploration Co.	5.625%	7/1/2024	32,379	34,321,740
OGX Austria GmbH (Brazil)†(b)(k)(m)	8.50%	6/1/2018	20,000	400
Range Resources Corp.	4.875%	5/15/2025	10,974	10,233,255
Sanchez Energy Corp.	6.125%	1/15/2023	32,916	24,172,687
SM Energy Co.	6.50%	1/1/2023	12,803	12,803,000
Southwestern Energy Co.	7.75%	10/1/2027	5,722	5,850,745
SRC Energy, Inc.†	6.25%	12/1/2025	15,135	15,248,513
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	16,391,798
Ultra Resources, Inc.†	7.125%	4/15/2025	9,737	8,020,854
WPX Energy, Inc.	6.00%	1/15/2022	11,232	11,597,040
YPF SA (Argentina)†(b)	6.95%	7/21/2027	15,329	15,430,171
YPF SA (Argentina)†(b)	7.00%	12/15/2047	12,497	11,234,803
Total				577,712,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.19%

Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625%	6/15/2024	$13,290	$11,977,613
Ingles Markets, Inc.	5.75%	6/15/2023	12,209	12,266,382
Total				24,243,995

Food: Wholesale 1.31%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	8,526	8,803,095
B&G Foods, Inc.	5.25%	4/1/2025	14,068	13,135,995
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	14,154	14,631,697
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	15,023	16,002,500
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	13,559	13,274,939
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	26,922	25,878,772
Kernel Holding SA (Ukraine)†(b)	8.75%	1/31/2022	10,975	11,844,549
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	12,447	12,400,324
McCormick & Co., Inc.	4.20%	8/15/2047	6,065	6,003,457
MHP Lux SA (Luxembourg)†(b)(l)	6.95%	4/3/2026	10,250	10,247,950
MHP SE (Ukraine)†(b)	7.75%	5/10/2024	13,570	14,328,427
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028	13,384	13,463,211
Simmons Foods, Inc.†	5.75%	11/1/2024	11,163	10,144,376
Total				170,159,292

Foreign Sovereign 0.12%

Instituto Costarricense de Electricidad (Costa Rica)†(b)	6.375%	5/15/2043	18,023	15,984,599

Forestry/Paper 0.48%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	18,438	19,498,185
Rayonier AM Products, Inc.†	5.50%	6/1/2024	12,115	11,933,275
Rayonier, Inc.	3.75%	4/1/2022	12,089	12,114,161
Suzano Austria GmbH (Austria)†(b)	5.75%	7/14/2026	11,481	12,084,901
West Fraser Timber Co. Ltd. (Canada)†(b)	4.35%	10/15/2024	6,247	6,204,488
Total				61,835,010

Gaming 1.61%

Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	23,253	22,350,319
Eldorado Resorts, Inc.	6.00%	4/1/2025	5,376	5,483,520
Everi Payments, Inc.†	7.50%	12/15/2025	25,636	26,084,630
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,263,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

International Game Technology plc†	6.50%	2/15/2025	$11,149	$11,999,111
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	10,055	10,683,437
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	4,760	4,926,600
MGM Resorts International	6.00%	3/15/2023	38,946	40,990,665
MGM Resorts International	7.75%	3/15/2022	3,738	4,172,543
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	19,074	19,050,157
Penn National Gaming, Inc.†	5.625%	1/15/2027	14,566	14,019,775
River Rock Entertainment Authority(k)	9.00%	11/1/2018	10,099	2,751,978
Scientific Games International, Inc.	10.00%	12/1/2022	15,930	17,214,356
Station Casinos LLC†	5.00%	10/1/2025	11,158	10,627,995
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	13,000	12,772,500
Total				209,391,316

Gas Distribution 1.44%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	9,770	9,989,825
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	15,119	15,062,304
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	9,338	9,804,900
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	8,783	9,749,130
Dominion Energy Gas Holdings LLC	2.80%	11/15/2020	8,953	8,870,825
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	12,050	12,092,049
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	18,759,002
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,107,447
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	13,716	14,161,770
NGPL PipeCo LLC†	4.875%	8/15/2027	19,842	19,618,777
Rockies Express Pipeline LLC†	5.625%	4/15/2020	13,991	14,550,780
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,930	16,136,233
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	10,322,538
Williams Cos., Inc. (The)	3.70%	1/15/2023	4,645	4,540,488
Williams Cos., Inc. (The)	4.55%	6/24/2024	3,910	3,956,803
Total				186,722,871

Health Facilities 2.36%

Ascension Health	3.945%	11/15/2046	8,881	9,019,842
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	26,173	23,686,565
Dignity Health	3.812%	11/1/2024	7,500	7,568,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	5.25%	4/15/2025	$13,995	$14,340,676
HCA, Inc.	5.25%	6/15/2026	11,878	12,062,109
HCA, Inc.	5.50%	6/15/2047	33,088	32,054,000
HCA, Inc.	5.875%	3/15/2022	13,139	13,878,069
HCA, Inc.	7.05%	12/1/2027	3,490	3,708,125
HCA, Inc.	7.50%	2/15/2022	39,234	43,206,442
HCA, Inc.	7.58%	9/15/2025	5,778	6,363,023
HCA, Inc.	7.69%	6/15/2025	12,776	14,149,420
HCA, Inc.	8.36%	4/15/2024	2,295	2,633,513
Kindred Healthcare, Inc.	8.75%	1/15/2023	12,027	12,778,688
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	29,246,088
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	15,955,412
NVA Holdings, Inc.†	6.875%	4/1/2026	9,173	9,264,730
NYU Hospitals Center	4.368%	7/1/2047	11,359	11,855,837
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,865	10,308,925
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	8,928	8,698,822
Tenet Healthcare Corp.†	4.625%	7/15/2024	7,281	7,026,165
Tenet Healthcare Corp.†	5.125%	5/1/2025	19,485	18,803,025
Total				306,608,291

Health Services 0.97%

ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	13,296	12,531,480
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	6,366	6,429,660
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	5,736	6,123,180
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,774	10,922,142
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,141,965
Polaris Intermediate Corp. PIK 8.5%†	8.50%	12/1/2022	16,766	17,143,403
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	20,238	19,264,046
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	9,461	9,531,958
Team Health Holdings, Inc.†	6.375%	2/1/2025	10,228	8,822,673
West Street Merger Sub, Inc.†	6.375%	9/1/2025	25,648	24,557,960
Total				125,468,467

Hotels 0.26%

ESH Hospitality, Inc.†	5.25%	5/1/2025	9,655	9,416,522
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	11,114	10,808,365
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%	12/1/2024	12,506	13,334,522
Total				33,559,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.28%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	$18,536	$19,138,420
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)	#	11/1/2057	17,860	17,167,925
Total					36,306,345

Integrated Energy 0.97%

Cenovus Energy, Inc. (Canada)(b)	6.75%		11/15/2039	16,113	18,594,173
Exxon Mobil Corp.	3.043%		3/1/2026	18,752	18,394,701
Petrobras Global Finance BV (Netherlands)(b)	5.625%		5/20/2043	38,250	33,516,563
Petrobras Global Finance BV (Netherlands)(b)	7.375%		1/17/2027	10,722	11,628,009
Petroleos Mexicanos (Mexico)(b)	5.50%		6/27/2044	13,078	11,678,654
Shell International Finance BV (Netherlands)(b)	6.375%		12/15/2038	23,912	31,770,088
Total					125,582,188

Investments & Miscellaneous Financial Services 1.29%

BrightSphere Investment Group plc (United Kingdom)(b)	4.80%		7/27/2026	13,913	13,980,664
Cboe Global Markets, Inc.	3.65%		1/12/2027	7,766	7,578,569
FMR LLC†	5.35%		11/15/2021	7,800	8,386,955
Moody’s Corp.†	3.25%		1/15/2028	22,271	21,228,557
MSCI, Inc.†	5.75%		8/15/2025	14,861	15,599,592
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	17,785	18,067,702
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	41,554	40,164,750
S&P Global, Inc.	6.55%		11/15/2037	13,324	17,563,501
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%		9/27/2023	12,500	12,765,625
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	11,984	12,688,060
Total					168,023,975

Life Insurance 0.63%

Lincoln National Corp.	3.625%		12/12/2026	10,359	10,145,119
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	28,610	26,978,164
Nuveen Finance LLC†	4.125%		11/1/2024	12,927	13,174,548
Teachers Insurance & Annuity Association of America†	4.27%		5/15/2047	17,804	17,818,359
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	12,705	14,011,239
Total					82,127,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.20%

Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(b)	7.75%	4/15/2026	$17,910	$17,898,806
Xylem, Inc.	3.25%	11/1/2026	8,884	8,620,147
Total				26,518,953

Managed Care 0.79%

Anthem, Inc.	3.65%	12/1/2027	14,895	14,419,322
Centene Corp.	4.75%	1/15/2025	18,902	18,476,705
Centene Corp.	6.125%	2/15/2024	18,803	19,615,290
Kaiser Foundation Hospitals	4.15%	5/1/2047	17,628	18,182,491
WellCare Health Plans, Inc.	5.25%	4/1/2025	32,352	32,554,200
Total				103,248,008

Media: Content 1.37%

Activision Blizzard, Inc.	3.40%	9/15/2026	9,735	9,525,424
AMC Networks, Inc.	4.75%	8/1/2025	18,200	17,583,566
Gray Television, Inc.†	5.125%	10/15/2024	2,220	2,153,400
Gray Television, Inc.†	5.875%	7/15/2026	9,833	9,587,175
iHeartCommunications, Inc.(k)	9.00%	3/1/2021	34,608	27,491,730
Netflix, Inc.	4.375%	11/15/2026	23,478	22,304,100
Netflix, Inc.†	4.875%	4/15/2028	13,400	12,902,190
Netflix, Inc.	5.50%	2/15/2022	5,323	5,535,920
Netflix, Inc.	5.875%	2/15/2025	23,918	25,113,900
Sirius XM Radio, Inc.†	5.00%	8/1/2027	11,533	10,898,685
Sirius XM Radio, Inc.†	5.375%	7/15/2026	10,495	10,390,050
Sirius XM Radio, Inc.†	6.00%	7/15/2024	9,524	9,833,530
Viacom, Inc.	6.875%	4/30/2036	12,773	15,207,785
Total				178,527,455

Media: Diversified 0.26%

21st Century Fox America, Inc.	4.75%	11/15/2046	1,616	1,757,154
21st Century Fox America, Inc.	7.75%	12/1/2045	20,990	31,617,886
Total				33,375,040

Medical Products 0.54%

Boston Scientific Corp.	7.00%	11/15/2035	9,840	12,543,311
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	16,641	17,379,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	$24,815	$24,318,700
Stryker Corp.	4.625%	3/15/2046	5,612	6,006,337
Teleflex, Inc.	4.625%	11/15/2027	6,711	6,484,571
Teleflex, Inc.	4.875%	6/1/2026	4,031	4,010,845
Total				70,743,701

Metals/Mining (Excluding Steel) 4.10%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	26,682	28,683,150
Aleris International, Inc.†	9.50%	4/1/2021	16,372	17,088,275
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	12,720	13,403,700
Anglo American Capital plc (United Kingdom)†(b)	3.75%	4/10/2022	16,203	16,166,087
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	5,885	5,967,345
Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	22,220	22,497,003
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	24,181	23,183,534
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	8/1/2047	8,690	8,797,582
Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(b)	6.00%	12/11/2022	4,974	5,331,299
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(b)	8.00%	12/11/2022	12,987	12,770,400
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	3/1/2026	11,365	10,825,162
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	4/1/2023	7,005	6,917,438
Freeport-McMoRan, Inc.	3.55%	3/1/2022	45,412	44,049,640
Freeport-McMoRan, Inc.	3.875%	3/15/2023	53,498	51,834,212
Glencore Funding LLC†	4.00%	3/27/2027	19,123	18,482,964
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	6,084	6,403,410
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	3,928	4,094,940
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	6,227	6,608,404
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,318	9,544,150
Indika Energy Capital III Pte Ltd. (Singapore)†(b)	5.875%	11/9/2024	18,896	17,879,679
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	12,296	12,280,753
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	16,141	16,828,607
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	11,474	12,363,235
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	13,110	13,912,987
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	185	19	(d)
New Gold, Inc. (Canada)†(b)	6.375%	5/15/2025	4,899	5,021,475
Novelis Corp.†	5.875%	9/30/2026	8,892	8,780,850
Novelis Corp.†	6.25%	8/15/2024	8,652	8,889,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Peabody Energy Corp.†	6.00%	3/31/2022	$10,207	$10,449,416
Peabody Energy Corp.†	6.375%	3/31/2025	30,052	31,291,645
Peabody Energy Corp.	10.00%	3/15/2022	11,660	1,166	(d)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	20,958	22,215,480
Samarco Mineracao SA (Brazil)†(b)(k)	4.125%	11/1/2022	24,000	17,832,240
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	10,314	11,486,702
Vedanta Resources plc (India)†(b)	6.125%	8/9/2024	22,391	21,935,142
Warrior Met Coal, Inc.†	8.00%	11/1/2024	8,947	9,125,940
Total				532,943,961

Monoline Insurance 0.31%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	25,360	24,409,000
Fidelity National Financial, Inc.	5.50%	9/1/2022	3,939	4,256,025
MGIC Investment Corp.	5.75%	8/15/2023	10,670	11,230,175
Total				39,895,200

Multi-Line Insurance 0.12%

American International Group, Inc.	4.70%	7/10/2035	15,530	16,069,512

Non-Electric Utilities 0.09%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	11,737,294

Oil Field Equipment & Services 1.42%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	23,921	23,293,672
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	15,663	15,858,787
Ensco plc (United Kingdom)(b)	4.50%	10/1/2024	15,233	12,300,648
Ensco plc (United Kingdom)(b)	5.20%	3/15/2025	21,408	17,527,800
Forum Energy Technologies, Inc.	6.25%	10/1/2021	11,835	11,775,825
National Oilwell Varco, Inc.	3.95%	12/1/2042	22,071	19,474,889
Noble Holding International Ltd.†	7.875%	2/1/2026	12,865	12,688,106
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	18,990	17,898,075
Rowan Cos., Inc.	4.75%	1/15/2024	11,770	9,857,375
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	8,418	8,975,373
Transocean Proteus Ltd.†	6.25%	12/1/2024	11,925	12,178,406
Transocean, Inc.†	7.50%	1/15/2026	12,803	12,642,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Unit Corp.	6.625%	5/15/2021	$10,037	$10,087,185
Total				184,559,103

Oil Refining & Marketing 0.40%

Citgo Holding, Inc.†	10.75%	2/15/2020	23,028	24,496,035
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	10,349	10,483,537
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(b)	4.50%	10/18/2024	18,443	17,635,934
Total				52,615,506

Packaging 0.80%

BWAY Holding Co.†	7.25%	4/15/2025	40,526	41,437,835
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,227,200
Pactiv LLC	7.95%	12/15/2025	11,829	13,218,907
Plastipak Holdings, Inc.†	6.25%	10/15/2025	16,508	16,549,270
Sealed Air Corp.†	6.875%	7/15/2033	15,750	17,561,250
Trident Merger Sub, Inc.†	6.625%	11/1/2025	2,130	2,082,075
Total				104,076,537

Personal & Household Products 0.65%

FGI Operating Co. LLC/FGI Finance, Inc.(k)	7.875%	5/1/2020	15,934	4,222,510
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	15,924,000
Mattel, Inc.	2.35%	8/15/2021	30,026	26,648,075
Mattel, Inc.†	6.75%	12/31/2025	8,936	8,759,067
Natura Cosmeticos SA (Brazil)†(b)	5.375%	2/1/2023	18,919	18,961,568
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,358,733
Total				83,873,953

Pharmaceuticals 1.22%

Johnson & Johnson	2.90%	1/15/2028	36,274	34,881,696
Mylan NV	5.25%	6/15/2046	17,876	18,268,358
Pfizer, Inc.	5.60%	9/15/2040	14,577	17,830,486
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	53,420	51,216,425
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	6,231	6,456,874
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	12,232	12,797,730
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	8,656	8,753,380
Zoetis, Inc.	3.95%	9/12/2047	8,923	8,599,583
Total				158,804,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.15%

Meredith Corp.†	6.875%	2/1/2026	$18,864	$19,406,340

Property & Casualty 0.26%

Allstate Corp. (The)	4.20%	12/15/2046	12,471	12,660,279
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	13,417,550
Chubb INA Holdings, Inc.	3.35%	5/3/2026	7,946	7,818,874
Total				33,896,703

Rail 0.40%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	13,527	14,502,402
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.875%	1/18/2025	9,410	9,310,019
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	16,243	17,423,866
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,514	10,816,277
Total				52,052,564

Real Estate Development & Management 0.42%

China Evergrande Group (China)(b)	8.75%	6/28/2025	1,690	1,687,549
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	13,074	12,733,252
Kaisa Group Holdings Ltd. (China)(b)	9.375%	6/30/2024	17,606	16,439,779
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	23,275	23,432,192
Total				54,292,772

Real Estate Investment Trusts 0.41%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	14,423,894
American Homes 4 Rent LP	4.25%	2/15/2028	20,859	20,466,883
Goodman US Finance Four LLC†	4.50%	10/15/2037	11,486	11,464,987
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	7,470,180
Total				53,825,944

Recreation & Travel 0.70%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	6,116	6,070,130
LTF Merger Sub, Inc.†	8.50%	6/15/2023	5,781	6,077,276
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	12,401	11,903,319
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30,318	37,337,998
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	15,682	16,662,125
Viking Cruises Ltd.†	5.875%	9/15/2027	13,530	12,853,500
Total				90,904,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Reinsurance 0.16%

Berkshire Hathaway, Inc.	2.75%	3/15/2023	$7,903	$7,776,646
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	7,706,222
Transatlantic Holdings, Inc.	8.00%	11/30/2039	3,559	4,925,150
Total				20,408,018

Restaurants 0.31%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027	12,529	12,666,819
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	7,352	7,103,870
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	20,332	20,255,755
Total				40,026,444

Software/Services 2.74%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	18,436	18,400,134
Alibaba Group Holding Ltd. (China)(b)	4.20%	12/6/2047	17,904	17,186,537
Autodesk, Inc.	3.50%	6/15/2027	27,008	25,814,309
Citrix Systems, Inc.	4.50%	12/1/2027	17,872	17,701,837
First Data Corp.†	5.75%	1/15/2024	37,266	37,638,660
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	7,972	8,201,195
Match Group, Inc.†	5.00%	12/15/2027	22,045	21,769,437
Microsoft Corp.	2.40%	8/8/2026	13,255	12,348,174
Microsoft Corp.	3.125%	11/3/2025	33,202	32,805,335
Microsoft Corp.	3.30%	2/6/2027	26,383	26,204,700
Microsoft Corp.	4.50%	2/6/2057	8,948	9,815,362
Oracle Corp.	2.95%	5/15/2025	28,411	27,523,073
Rackspace Hosting, Inc.†	8.625%	11/15/2024	9,760	9,662,400
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	11,823	13,212,203
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	11,134	11,746,370
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	19,777	18,951,785
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038	17,763	16,881,027
VeriSign, Inc.	4.75%	7/15/2027	8,783	8,453,638
VeriSign, Inc.	5.25%	4/1/2025	15,945	16,263,900
Visa, Inc.	3.15%	12/14/2025	4,669	4,581,289
Total				355,161,365

Specialty Retail 0.80%

Brookstone Holdings Corp. PIK 10.00%	10.00%	7/7/2021	726	50,866	(a)
Claire’s Stores, Inc.†(k)	9.00%	3/15/2019	25,453	14,826,372
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021	13,342	12,892,375
Hot Topic, Inc.†	9.25%	6/15/2021	14,785	14,711,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	$12,902	$12,998,765
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	9,860	6,285,750
PetSmart, Inc.†	5.875%	6/1/2025	1,474	1,072,335
Rent-A-Center, Inc.	4.75%	5/1/2021	7,125	6,341,250
Tapestry, Inc.	4.125%	7/15/2027	16,634	16,304,458
Tiffany & Co.	4.90%	10/1/2044	12,139	11,908,262
Under Armour, Inc.	3.25%	6/15/2026	6,924	6,112,450
VF Corp.	6.00%	10/15/2033	246	295,592
Total				103,799,550

Steel Producers/Products 0.45%

Allegheny Technologies, Inc.	5.95%	1/15/2021	2,373	2,432,325
Allegheny Technologies, Inc.	7.875%	8/15/2023	8,639	9,427,309
ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	20,131	21,993,117
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	7,754	8,568,170
Steel Dynamics, Inc.	4.125%	9/15/2025	10,927	10,462,602
Steel Dynamics, Inc.	5.00%	12/15/2026	5,285	5,298,213
Total				58,181,736

Support: Services 2.47%

AECOM	5.125%	3/15/2027	17,774	17,218,562
AECOM	5.875%	10/15/2024	9,059	9,523,274
Ahern Rentals, Inc.†	7.375%	5/15/2023	13,025	12,731,938
Ashtead Capital, Inc.†	4.375%	8/15/2027	13,664	13,014,960
BakerCorp International, Inc.	8.25%	6/1/2019	6,639	6,473,025
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12,565	13,503,354
Brand Industrial Services, Inc.†	8.50%	7/15/2025	21,315	22,327,462
Brink’s Co. (The)†	4.625%	10/15/2027	18,978	17,649,540
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	8,960,942
Cloud Crane LLC†	10.125%	8/1/2024	9,910	11,000,100
Garda World Security Corp. (Canada)†(b)	8.75%	5/15/2025	16,422	17,243,100
H&E Equipment Services, Inc.	5.625%	9/1/2025	11,668	11,799,265
IHS Markit Ltd. (United kingdom)†(b)	4.00%	3/1/2026	20,239	19,530,635
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	14,397	12,993,292
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022	26,573	26,441,783
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,821,531
Monitronics International, Inc.	9.125%	4/1/2020	10,520	8,118,284
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	13,503	14,667,634
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	10,054	10,079,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

United Rentals North America, Inc.	4.625%	10/15/2025	$11,437	$11,151,075
United Rentals North America, Inc.	4.875%	1/15/2028	13,338	12,904,515
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,006,694
Weight Watchers International, Inc.†	8.625%	12/1/2025	22,325	23,831,937
Total				320,992,037

Technology Hardware & Equipment 0.86%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,717,000
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	26,395	28,454,658
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	30,859	32,971,876
HP, Inc.	6.00%	9/15/2041	13,421	14,334,421
Western Digital Corp.	4.75%	2/15/2026	20,860	20,853,221
Total				112,331,176

Telecommunications: Satellite 0.37%

Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	11,891	9,185,798
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	10/15/2020	21,812	20,285,160
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	21,139	19,236,490
Total				48,707,448

Telecommunications: Wireless 0.79%

GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	17,156	18,694,550
T-Mobile USA, Inc.	6.375%	3/1/2025	27,346	28,644,935
T-Mobile USA, Inc.	6.50%	1/15/2024	13,317	13,982,850
T-Mobile USA, Inc.	6.50%	1/15/2026	38,271	40,758,615
Total				102,080,950

Telecommunications: Wireline Integrated & Services 1.44%

Equinix, Inc.	5.375%	5/15/2027	9,637	9,805,648
Equinix, Inc.	5.875%	1/15/2026	45,076	47,104,420
Frontier Communications Corp.	6.875%	1/15/2025	31,451	18,752,659
Frontier Communications Corp.†	8.50%	4/1/2026	13,432	13,062,620
Frontier Communications Corp.	11.00%	9/15/2025	17,342	13,082,371
GCI, Inc.	6.875%	4/15/2025	13,026	13,709,865
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(k)	Zero Coupon	1/15/2015	15,000	1,500	(d)
Motorola Solutions, Inc.	4.60%	2/23/2028	13,419	13,524,437
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	16,151	15,343,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)

West Corp.†	8.50%	10/15/2025	$12,418	$12,076,505
Wind Tre SpA (Italy)†(b)	5.00%	1/20/2026	21,360	18,257,246
WTT Investment Ltd. (Hong Kong)†(b)	5.50%	11/21/2022	12,051	11,802,945
Total				186,523,666

Transportation: Infrastructure/Services 0.44%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	9,800	10,645,250
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030	13,071	13,887,905
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	9,428,125
Delhi International Airport Ltd. (India)†(b)	6.125%	10/31/2026	12,268	12,348,478
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	8,970	10,923,442
Total				57,233,200

Trucking & Delivery 0.10%

XPO CNW, Inc.	6.70%	5/1/2034	12,256	12,838,160
Total High Yield Corporate Bonds (cost $8,600,908,155)				8,536,114,193

MUNICIPAL BONDS 3.90%

Air Transportation 0.15%

Los Angeles, CA	5.575%	5/15/2020	9,340	9,871,539
Miami Dade Cnty, FL	3.982%	10/1/2041	9,660	9,709,749
Total				19,581,288

Education 1.02%

California St Univ	3.899%	11/1/2047	33,030	33,688,618
Ohio Univ	5.59%	12/1/2114	8,904	10,451,248
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	76,059,944
Univ of California Bd of Regents	6.548%	5/15/2048	8,933	12,300,741
Total				132,500,551

General Obligation 1.18%

California	7.55%	4/1/2039	8,700	13,280,550
Chicago Transit Auth, IL	6.899%	12/1/2040	8,926	11,802,314
Chicago, IL	5.432%	1/1/2042	22,392	20,534,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago, IL	6.314%	1/1/2044	$22,402	$22,589,505
District of Columbia	5.591%	12/1/2034	13,410	16,124,720
Honolulu City & Cnty, HI	5.418%	12/1/2027	6,620	7,800,346
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	8,927	11,077,693
Massachusetts	4.20%	12/1/2021	7,355	7,667,882
New York City	5.985%	12/1/2036	10,161	12,842,081
Ohio St Univ	4.048%	12/1/2056	6,271	6,436,743
Pennsylvania	5.45%	2/15/2030	12,190	14,110,900
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	7,950	8,339,391
Total				152,606,261

Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,152,855

Lease Obligation 0.05%

Wisconsin	3.294%	5/1/2037	7,145	6,512,882

Miscellaneous 0.48%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	23,776,433
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	38,763,791
Total				62,540,224

Tax Revenue 0.68%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	20,055	24,805,829
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	12,890	13,482,038
New York City Indl Dev Agy†	11.00%	3/1/2029	22,198	29,865,411
San Jose Redev Agy, CA	2.259%	8/1/2020	19,600	19,519,052
Total				87,672,330

Transportation: Infrastructure/Services 0.17%

Chicago Transit Auth, IL	6.20%	12/1/2040	4,285	5,439,808
Port of Seattle, WA	3.571%	5/1/2032	6,380	6,299,803
Port of Seattle, WA	3.755%	5/1/2036	10,835	10,863,171
Total				22,602,782

Utilities 0.13%

San Antonio, TX	5.718%	2/1/2041	13,240	16,786,201
Total Municipal Bonds (cost $498,870,045)				505,955,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.35%

Caesars Palace Las Vegas Trust 2017-VICI D† (cost $45,541,834)	4.354%	#(n)	10/15/2034		$44,851	$45,561,561

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.02%

Energy: Exploration & Production

Templar Energy LLC Class A Units (cost $3,769,749)	Zero Coupon				378	2,838,221

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATION 0.96%

U.S. Treasury Inflation Indexed Note(o) (cost $127,169,534)	0.625%		1/15/2026		$125,299	125,218,105
Total Long-Term Investments (cost $12,812,608,225)						12,909,406,458

SHORT-TERM INVESTMENTS 2.16%

FOREIGN GOVERNMENT OBLIGATION 0.15%

Uruguay

Uruguay Treasury Bill(c) (cost $19,767,246)	Zero Coupon		5/4/2018	UYU	561,099	19,636,794

REPURCHASE AGREEMENT 2.01%

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $252,025,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $265,691,560; proceeds: $260,499,425 (cost $260,478,007)					$260,478	260,478,007
Total Short-Term Investments (cost $280,245,253)						280,114,801
Total Investments in Securities 101.58% (cost $13,092,853,478)						13,189,521,259
Liabilities in Excess of Cash, Foreign Cash and Other Assets(p) (1.58%)						(205,535,610)
Net Assets 100.00%						$12,983,985,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

AUD	Australian dollar
BRL	Brazilian real.
CAD	Canadian dollar.
DOP	Dominican peso
EUR	euro
GBP	British pound.
JPY	Japanese yen.
MXN	Mexican peso.
UYU	Uruguayan Peso
ZAR	South African rand.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 29, 2018.
(f)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Securities purchased on a when-issued basis (See Note 2(h)).
(m)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer at any time prior to December 29, 2049.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(p)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Credit Default Swaps on Indexes - Sell Protection at March 29, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Notional Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$22,888,000	$19,922,405	$(2,113,491)	$(852,104)	$(2,965,595)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	36,637,000	31,889,948	(3,383,082)	(1,363,970)	(4,747,052)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	24,572,000	21,388,209	(2,268,992)	(914,799)	(3,183,791)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	50,333,000	44,739,336	(3,659,782)	(1,933,882)	(5,593,664)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	9,149,000	8,132,243	(665,236)	(351,521)	(1,016,757)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	38,427,000	34,156,488	(2,794,080)	(1,476,432)	(4,270,512)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	11/17/2059	84,071,000	74,727,927	(6,112,919)	(3,230,154)	(9,343,073)
Markit CMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	9,162,000	8,134,090	(664,998)	(362,912)	(1,027,910)
Markit CMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	62,401,000	55,400,061	(4,529,200)	(2,471,739)	(7,000,939)
						$(26,191,780)	$(12,957,513)	$(39,149,293)

*	The Referenced Index is for Credit Default Swap on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(f)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(f)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $12,957,513.
(5)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 29, 2018(1):

Referenced Index	Central Clearing Party	Fund Pays	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation (Depreciation)(3)
Markit CDX. NA.EM.29(4)(5)	Credit Suisse	1.00%	6/20/2023	$179,499,000	$176,335,472	$3,721,079	$(557,551)
Markit CDX. NA.IG.30(4)(6)	Credit Suisse	1.00%	6/20/2023	1,114,843,000	1,133,273,986	(20,057,190)	1,626,204
						$(16,336,111)	$1,068,653

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 29, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.29(4)(7)	Credit Suisse	5.00%	12/20/2022	$244,877,000	$260,787,577	$16,636,419	$(725,842)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities..
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(f)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,626,204. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,283,393.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets securities. (See Note 2(f)).
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities. (See Note 2(f)).
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(f)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Standard Chartered Bank	4/19/2018	2,799,000	$3,895,892	$3,929,490	$33,598
British pound	Buy	Standard Chartered Bank	4/19/2018	4,666,000	6,494,027	6,550,553	56,526
euro	Buy	Bank of America	5/16/2018	3,175,000	3,894,798	3,918,379	23,581
euro	Buy	State Street Bank and Trust	5/16/2018	2,117,000	2,598,146	2,612,664	14,518
Japanese yen	Buy	Goldman Sachs	4/26/2018	1,643,189,000	15,328,756	15,462,823	134,067
Japanese yen	Buy	State Street Bank and Trust	4/26/2018	544,700,000	5,114,351	5,125,764	11,413
British pound	Sell	State Street Bank and Trust	4/19/2018	3,644,000	5,116,142	5,115,777	365
euro	Sell	Citibank	5/16/2018	3,170,000	3,928,520	3,912,208	16,312
euro	Sell	Deutsche Bank AG	5/16/2018	111,387,000	138,799,341	137,466,599	1,332,742
euro	Sell	Deutsche Bank AG	5/16/2018	10,513,000	13,042,355	12,974,462	67,893
euro	Sell	State Street Bank and Trust	5/16/2018	1,808,000	2,238,839	2,231,316	7,523
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,698,538

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	4/19/2018	2,773,000	$3,928,149	$3,892,988	$(35,161)
British pound	Buy	J.P. Morgan	4/19/2018	1,843,000	2,608,219	2,587,370	(20,849)
British pound	Buy	State Street Bank and Trust	4/19/2018	2,786,000	3,937,458	3,911,239	(26,219)
British pound	Buy	State Street Bank and Trust	4/19/2018	913,000	1,300,661	1,281,752	(18,909)
British pound	Buy	State Street Bank and Trust	4/19/2018	921,000	1,305,572	1,292,983	(12,589)
euro	Buy	Bank of America	5/16/2018	6,360,000	7,861,036	7,849,099	(11,937)
euro	Buy	J.P. Morgan	5/16/2018	2,092,000	2,591,023	2,581,810	(9,213)
euro	Buy	J.P. Morgan	5/16/2018	3,134,000	3,884,810	3,867,779	(17,031)
euro	Buy	Standard Chartered Bank	5/16/2018	5,021,000	6,230,735	6,196,592	(34,143)
euro	Buy	State Street Bank and Trust	5/16/2018	5,112,000	6,396,479	6,308,898	(87,581)
euro	Buy	State Street Bank and Trust	5/16/2018	6,124,000	7,694,872	7,557,843	(137,029)
euro	Buy	UBS AG	5/16/2018	917,000	1,136,187	1,131,702	(4,485)
British pound	Sell	Barclays Bank plc	4/19/2018	3,646,000	5,113,672	5,118,585	(4,913)
British pound	Sell	State Street Bank and Trust	4/19/2018	19,469,000	26,958,193	27,332,343	(374,150)
euro	Sell	J.P. Morgan	4/23/2018	10,549,000	12,975,887	12,997,507	(21,620)
euro	Sell	State Street Bank and Trust	5/16/2018	11,638,000	14,329,647	14,362,864	(33,217)
Japanese yen	Sell	State Street Bank and Trust	4/26/2018	426,689,000	3,863,112	4,015,251	(152,139)
Japanese yen	Sell	State Street Bank and Trust	4/26/2018	7,914,559,400	72,843,133	74,478,000	(1,634,867)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,636,052)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	119	Long		$25,289,568		$25,300,516	$10,948
U.S. 5-Year Treasury Note	June 2018	18,682	Long		2,128,322,003		2,138,359,244	10,037,241
Unrealized Appreciation on Open Futures Contracts								$10,048,189

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	June 2018	54	Short	EUR	(8,716,862)	EUR	(8,720,812)	$(73,871)
Long U.S. Treasury Bond	June 2018	9,402	Short		$(1,346,967,838)		$(1,378,568,250)	(31,600,412)
U.S. 10-Year Ultra Treasury Bond	June 2018	732	Short		(93,754,454)		(95,057,062)	(1,302,608)
Ultra Long U.S. Treasury Bond	June 2018	1,042	Short		(162,123,051)		(167,208,437)	(5,085,386)
U.S. 10-Year Treasury Note	June 2018	1,626	Short		(195,524,131)		(196,974,656)	(1,450,525)
Unrealized Depreciation on Open Futures Contracts								$(39,512,802)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$292,580,581	$—	$292,580,581
Common Stocks
Auto Parts & Equipment	—	—	11,951,435	11,951,435
Banking	103,022,150	26,025,081	—	129,047,231
Beverages	52,321,930	40,747,698	—	93,069,628
Electronics	98,423,221	14,733,429	—	113,156,650
Energy: Exploration & Production	116,837,825	2,521,773	—	119,359,598
Gaming	20,180,687	13,389,656	—	33,570,343
Life Insurance	18,538,849	19,793,862	—	38,332,711
Machinery	—	16,201,765	—	16,201,765
Media: Content	34,535,866	—	2,080,250	36,616,116
Metals/Mining (Excluding Steel)	26,415,518	37,974,283	—	64,389,801
Oil Field Equipment & Services	—	13,948,586	—	13,948,586
Specialty Retail	100,991,680	40,226,832	—	141,218,512
Remaining Industries	1,210,259,203	—	—	1,210,259,203
Convertible Bonds	—	39,466,652	—	39,466,652
Convertible Preferred Stock	13,046,439	—	—	13,046,439
Floating Rate Loans
Advertising	—	18,492,168	4,945,255	23,437,423
Aerospace/Defense	—	12,984,319	—	12,984,319
Building Materials	—	38,757,000	—	38,757,000
Consumer Non-Durables	—	4,483,512	—	4,483,512
Department Stores	—	34,186,699	—	34,186,699
Diversified Capital Goods	—	—	25,593,899	25,593,899
Electric: Generation	—	62,060,352	—	62,060,352
Electronics	—	12,024,012	—	12,024,012
Energy: Exploration & Production	—	6,224,186	—	6,224,186
Gaming	—	13,003,761	22,754,160	35,757,921
Health Services	—	47,767,781	—	47,767,781
Hotels	—	—	8,168,517	8,168,517
Information Technology	—	43,608,661	—	43,608,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Investments & Miscellaneous Financial Services	$—	$5,837,283	$—		$5,837,283
Managed Care	—	34,160,000	—		34,160,000
Media: Diversified	—	26,177,613	—		26,177,613
Personal & Household Products	—	18,464,122	495,000		18,959,122
Real Estate Development & Management	—	11,487,640	—		11,487,640
Recreation & Travel	—	33,959,605	7,045,929		41,005,534
Restaurants	—	13,491,329	—		13,491,329
Software/Services	—	25,573,998	—		25,573,998
Specialty Retail	—	73,793,911	24,424,267		98,218,178
Steel Producers/Products	—	13,448,614	—		13,448,614
Support: Services	—	35,666,886	—		35,666,886
Telecommunications: Satellite	—	11,064,049	—		11,064,049
Transportation: Infrastructure/Services	—	28,522,772	—		28,522,772
Foreign Bonds	—	48,198,306	—		48,198,306
Foreign Government Obligations	—	493,527,891	—		493,527,891
Government Sponsored Enterprises Pass-Through	—	157,936,050	—		157,936,050
High Yield Corporate Bonds
Automakers	—	78,639,295	1,500		78,640,795
Banking	—	990,288,189	2,250		990,290,439
Metals/Mining (Excluding Steel)	—	532,942,776	1,185		532,943,961
Specialty Retail	—	103,748,684	50,866		103,799,550
Telecommunications: Wireline Integrated & Services	—	186,522,166	1,500		186,523,666
Remaining Industries	—	6,643,915,782	—		6,643,915,782
Municipal Bonds	—	505,955,374	—		505,955,374
Non-Agency Commercial Mortgage-Backed Security	—	45,561,561	—		45,561,561
Preferred Stock	—	2,838,221	—		2,838,221
U.S. Treasury Obligation	—	125,218,105	—		125,218,105
Repurchase Agreement	—	260,478,007	—		260,478,007
Total	$1,794,573,368	$11,358,620,878	$107,516,013		$13,260,710,259
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$
Liabilities	—	(39,149,293)	—		(39,149,293)
Centrally Cleared Credit Default Swap Contracts
Assets	—	1,626,204	—		1,626,204
Liabilities	—	(1,283,393)	—		(1,283,393)
Forward Foreign Currency Exchange Contracts
Assets	—	1,698,538	—		1,698,538
Liabilities	—	(2,636,052)	—		(2,636,052)
Futures Contracts
Assets	10,048,189	—	—		10,048,189
Liabilities	(39,512,802)	—	—		(39,512,802)
Total	$(29,464,613)	$(39,743,996)	$—		$(69,208,609)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 29, 2018

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds
Balance as of January 1, 2018	$24,081,974	$2,080,250	$172,761	$30,576,590	$3,428,378
Accrued Discounts (Premiums)	—	—	—	67,863	—
Realized Gain (Loss)	—	—	182,507	12,685	—
Change in Unrealized Appreciation (Depreciation)	—	872,645	1,264,361	19,801	(21,267)
Purchases	—	—	—	54,401,998	34,593
Sales	—	—	(1,619,629)	(339,340)	—
Transfers into Level 3	—	11,078,790	—	8,687,431	—
Transfers out of Level 3	(24,081,974)	—	—	—	(3,384,403)
Balance as of March 29, 2018	$—	$14,031,685	$—	$93,427,028	$57,301
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$—	$872,645	$—	$62,989	$(21,267)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Credit Default Swaps-The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(g)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments if any on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of March 29, 2018 the Fund had the following unfunded loan commitments:

Security Name
Mavis Tire Express Services Corp. Delayed Draw Term Loan	$2,146,422
Titan Acquisition Bridge Loan	37,029,000
Centene Corp, Bridge Loan	34,160,000
Total	$73,335,422

Notes to Schedule of Investments (unaudited)(continued)

(l)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 29, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended March 29, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended March 29, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the period ended March 29, 2018 (as described in note 2(f)), to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap there is minimal counterparty credit risk to the fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of March 29, 2018, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Notes to Schedule of Investments (unaudited)(concluded)

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps Contracts	$—	$—	$1,626,204
Forward Foreign Currency Exchange Contracts	$—	$1,698,538	$—
Futures Contracts	$10,048,189	$—	$—
Liability Derivatives
Credit Default Swap Contracts	$—	$—	$(39,149,293)
Centrally Cleared Credit Default Swaps Contracts	$—	$—	$(1,283,393)
Futures Contracts	$39,512,802	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$2,636,052	$—

4. FEDERAL TAX INFORMATION

As of March 29, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,108,540,699
Gross unrealized gain	379,456,303
Gross unrealized loss	(341,492,572)
Net unrealized security gain	$37,963,731

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received, swaps, futures, forward currency contracts, and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018